Other Liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other Liabilities

13.	Other Liabilities

	As of December 31,
	2025	2024
Accounts payable	370,628	222,944
Tax and social security	385,631	146,664
Personal expenses	118,739	106,658
Other liabilities – personal bonuses	113,284	98,680
Expected credit losses (1)	4,249	4,747
Partnership program liabilities (2)	169,365	107,405
Other Liabilities	90,051	165,085
Total	1,251,947	852,183
(1)	Refers to credit limits granted and not used.
(2)	Related to partnership shares classified as financial instruments, in accordance with IAS 32 (note 19 b)